EARNINGS (LOSS) PER SHARE - Disclosure of earnings (loss) per share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net income (loss) attributable to common shareholders - basic and diluted	$ (25,971)	$ 36,472
Weighted-average number of common shares	286,236	283,593
Effect of dilutive securities:
Stock options	0	3,911
Weighted-average number of diluted common shares	286,236	287,504
Earnings (loss) per common share
Basic earnings (loss) per share	$ (0.09)	$ 0.13
Diluted earnings (loss) per share	$ (0.09)	$ 0.13